Convertible notes payable - Additional information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 30, 2025 USD ($) day $ / shares	Nov. 30, 2025 USD ($) day $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 20, 2022 $ / shares	Oct. 25, 2022 USD ($)
Convertible Notes due 2025
Debt Instrument [Line Items]
Issuance costs			$ 1,225
Convertible Notes due 2025 | Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 662			$ 65,000
Internal rate of return (in percent)		9.00%	9.00%
Conversion price (in USD per share) | $ / shares					$ 11.50
Convertible Notes due 2025 | Convertible notes | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Convertible debt, fair value				$ 66,000
Convertible Notes due 2026
Debt Instrument [Line Items]
Issuance costs			$ 6,035
Convertible Notes due 2026 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	25.00%
Convertible Notes due 2026 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	20.00%
Convertible Notes due 2026 | Convertible notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 150,000	$ 60,000
Interest rate (in percent)		5.00%
Internal rate of return (in percent)		9.00%
Conversion price (in USD per share) | $ / shares	$ 2.59	$ 2.62
Debt instrument trading days | day		10
Convertible debt, fair value	$ 1,085		871
Issuance of convertible notes	$ 50,000
Installments payable interest, percentage	107.00%
Debt instrument, redemption price, percentage	107.00%
Debt instrument, mandatory conversion price (in USD per share) | $ / shares	$ 3.88
Trading days | day	15
Debt instrument, convertible mandatory conversion	$ 3,000
Gain on derivatives			$ 214
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other non-operating (expenses) income, net
Convertible Notes due 2026 | Convertible notes | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Convertible debt, fair value			$ 41,944
Convertible Notes due 2028 | Convertible notes | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Convertible debt, fair value			$ 56,535